EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 15, 2018 TO THE PROSPECTUS DATED MAY 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2018, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the fee rates payable by certain of the Portfolios of the Trust for administrative services and changes to the expense limitation arrangements for certain of the Portfolios of the Trust.

Effective October 1, 2018, the second and third paragraphs in the section of the Prospectus entitled “More Information on fees and expenses — Administrative Fees” are deleted in their entirety and replaced with the following information:

With respect to the 1290 VT DoubleLine Opportunistic Bond Portfolio, 1290 VT Equity Income Portfolio, 1290 VT Multi-Alternative Strategies Portfolio, 1290 VT Natural Resources Portfolio, 1290 VT Real Estate Portfolio, 1290 VT SmartBeta Equity Portfolio, 1290 VT Socially Responsible Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Energy Portfolio, 1290 VT Low Volatility Global Equity Portfolio and 1290 VT DoubleLine Dynamic Allocation Portfolio (together with the AXA/AB Short Duration Government Bond Portfolio, AXA/ClearBridge Large Cap Growth Portfolio, AXA/Janus Enterprise Portfolio, AXA/Loomis Sayles Growth Portfolio, EQ/BlackRock Basic Value Equity Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/lnternational Equity Index Portfolio, EQ/lntermediate Government Bond Portfolio, EQ/lnvesco Comstock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/MFS International Growth Portfolio, EQ/Mid Cap Index Portfolio, EQ/Money Market Portfolio, EQ/Oppenheimer Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, and EQ/UBS Growth and Income Portfolio, which are offered in another prospectus, and together with the EQ/American Century Mid Cap Value Portfolio, EQ/Fidelity Institutional AMSM Large Cap Portfolio, EQ/Franklin Rising Dividends Portfolio, EQ/Goldman Sachs Mid Cap Value Portfolio, EQ/Invesco Global Real Estate Portfolio, EQ/Invesco International Growth Portfolio, EQ/Ivy Energy Portfolio, EQ/Ivy Mid Cap Growth Portfolio, EQ/Ivy Science and Technology Portfolio, EQ/Lazard Emerging Markets Equity Portfolio, EQ/MFS International Value Portfolio, EQ/MFS Technology Portfolio, EQ/MFS Utilities Series Portfolio, EQ/T. Rowe Price Health Sciences Portfolio, EQ/Franklin Strategic Income Portfolio, EQ/PIMCO Real Return Portfolio and EQ/PIMCO Total Return Portfolio, which are offered in another prospectus), each, a “Single-Advised Portfolio,’’ for administrative services, in addition to the management fee, each Single-Advised Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $30,000 per portfolio. The table below shows the Single-Advised Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of these Portfolios:

0.100% of the first $30 billion;
0.0975% of the next $10 billion;
0.0950% of the next $5 billion; and
0.0800 thereafter

With respect to the 1290 VT Micro Cap Portfolio, 1290 VT Convertible Securities Portfolio, 1290 VT High Yield Bond Portfolio, and 1290 VT Small Cap Value Portfolio (together with AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, and Multimanager Technology Portfolio (each, a “Hybrid Portfolio”), and the AXA/AB Dynamic Aggressive Growth Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/JPMorgan Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, and the ATM Portfolios (the “ATM Portfolios” are ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 500 Managed Volatility Portfolio and AXA International Managed Volatility Portfolio), which are offered in another prospectus), and together with the Allocation Portfolios (the “Allocation Portfolios”, which are offered in another prospectus, are AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio, AXA Aggressive Strategy Portfolio, All Asset Growth — Alt 20 Portfolio and AXA/Franklin Templeton Allocation Managed Volatility Portfolio), for administrative services, in addition to the management fee, each of

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the Portfolios pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio. For purposes of calculating the asset-based administration fee, the assets of the portfolios of the AXA Premier VIP Trust, which are also managed by FMG LLC and which are offered in another prospectus, are aggregated with the assets of the Portfolios referenced in this paragraph. The table below shows the asset-based administration fee rates based on aggregate average daily net assets of these Portfolios:

0.140% of the first $60 billion;
0.110% of the next $20 billion;
0.0875% of the next $20 billion; and
0.0800% thereafter

Effective October 1, 2018, the section of the Prospectus entitled “More Information on Fees and Expenses” is revised to include the following information:

Voluntary Expense Limitation

The Adviser has voluntarily agreed to make payments or waive all or a portion of its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) as a percentage of average daily net assets do not exceed the following respective expense ratios:

Voluntary Expense Limitation Provisions*

Portfolios**	Total Expenses Limited to (% of average daily net assets)
	Class IA Shares	Class IB Shares	Class K Shares
1290 VT DoubleLine Dynamic Allocation**	N/A	1.20%	0.95%
1290 VT Equity Income	0.95%	0.95%	0.70%
1290 VT High Yield	N/A	1.00%	0.75%
1290 VT Convertible Securities**	N/A	1.25%	1.00%
*	Voluntary waivers may be reduced or discontinued at any time without notice.
**	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in annual operating expenses.

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